Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted	21,108,143	20,484,272	15,615,729
Diluted	$ 0.15	$ 0.56	$ 0.13